Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
PGIM Jennison Better Future ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Better Future ETF
Class Name	PGIM Jennison Better Future ETF
Trading Symbol	PJBF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Better Future ETF (the “Fund”) for the period of December 14, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Better Future ETF	$42	0.53%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, demand for
GLP1 weight loss and diabetes drugs, the end to US Federal Reserve interest rate hikes, and continued growth in the US economy.
■
Positions in information technology (driven by semiconductors & semiconductor equipment) and healthcare (led by pharmaceuticals) sectors, which capitalized on important secular trends, contributed the most to the Fund’s performance relative to the Index. Security selection within consumer discretionary, (especially automobiles), also added to performance.
■
Stock selection within consumer staples (especially personal care products) and the Fund’s overweight in consumer discretionary sector detracted the most from returns relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	24.13% (12/14/2023)
Market Price*	24.40% (12/14/2023)
Broad-Based Securities Market Index: MSCI All Country World ND Index	21.54%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions
were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less
than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 14, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 16,757,924
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 48,292
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 16,757,924
Number of fund holdings	29
Total advisory fees paid for the year	$ 48,292
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Software	17.0%
Semiconductors & Semiconductor Equipment	15.7%
Pharmaceuticals	13.6%
Broadline Retail	10.4%
Textiles, Apparel & Luxury Goods	7.8%
Technology Hardware, Storage & Peripherals	7.7%
Automobiles	6.2%
Banks	4.5%
Electrical Equipment	3.8%
Biotechnology	3.2%
Personal Care Products	3.0%
Industry Classification	% of Net Assets
Communications Equipment	2.4%
Machinery	2.1%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Electronic Equipment, Instruments & Components	0.8%
Hotels, Restaurants & Leisure	0.8%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since December 14, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison Focused Growth ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth ETF
Class Name	PGIM Jennison Focused Growth ETF
Trading Symbol	PJFG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$87	0.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market. Market influences included the end of US Federal Reserve (Fed) interest rate hikes and positioning in favor of lower rates. Further, continued progress on inflation toward the Fed’s sub-2.0% target and positive resiliency in the US economy resulted in strong GDP growth.
■
The Fund outperformed the Index due to strong stock selection, led by semiconductors & equipment companies in the technology sector. The
Fund also saw gains in healthcare sector due to advances in several pharmaceutical holdings. Consumer staples holdings further bolstered relative returns.
■
Conversely, stock selection in consumer discretionary (primarily among apparel & luxury goods companies), along with the Fund’s overweight position in that sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	35.07%	39.56% (12/12/2022)
Market Price**	35.08%	39.58% (12/12/2022)
Russell 1000 Growth Index	30.75%	30.61%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	22.31%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 94,939,800
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 557,316
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 94,939,800
Number of fund holdings	32
Total advisory fees paid for the year	$ 557,316
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5%
Software	16.2%
Broadline Retail	11.7%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	9.8%
Pharmaceuticals	9.2%
Entertainment	5.1%
Financial Services	3.8%
Consumer Staples Distribution & Retail	3.0%
Automobiles	2.1%
Biotechnology	2.1%
Banks	1.5%
Media	1.5%
Industry Classification	% of Net Assets
Health Care Equipment & Supplies	1.3%
Electrical Equipment	1.0%
Personal Care Products	1.0%
Hotels, Restaurants & Leisure	1.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
IT Services	0.6%
Textiles, Apparel & Luxury Goods	0.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM ULTRA SHORT BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Bond ETF
Class Name	PGIM Ultra Short Bond ETF
Trading Symbol	PULS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. As a result, US Treasury yields declined across the yield curve, with the 3-month Treasury bill declining from 5.56% to 5.21%
during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) Meanwhile, the Secured Overnight Financing
Rate remained relatively steady around 5.32%.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: allocations to short-term investment-grade corporates as well as high-quality collateralized loan obligations, non-agency commercial mortgage-backed securities, and asset-backed securities. Within credit, the Fund’s positions in banking and electric utilities contributed the most. Duration and yield curve positioning also contributed. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
No security or sector factors materially detracted from the Fund’s performance relative to the Index during the reporting period.
■
During the reporting period, the Fund used interest rate swaps and futures to help manage duration positioning and yield curve exposure.
These instruments allowed the Fund to capture higher yields available farther out on the short-term portion of the yield curve and in spread-sector assets versus Treasuries, while mitigating interest rate risk. Overall, the Fund’s positions in interest rate swaps and futures added to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	6.51%	2.97%	2.93% (4/5/2018)
Market Price**	6.48%	2.97%	2.93% (4/5/2018)
ICE BofA US 3-Month Treasury Bill Index	5.48%	2.27%	2.26%
Broad-Based Securities Market Index : Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.57%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary marke
t trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Apr. 05, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 7,507,091,860
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 9,252,966
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?

Fund’s net assets	$ 7,507,091,860
Number of fund holdings	484
Total advisory fees paid for the year	$ 9,252,966
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	27.9
AA	21.9
A	22.4
BBB	20.1
Cash/Cash Equivalents	7.5
Other	0.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Municipal Bond ETF
Class Name	PGIM Ultra Short Municipal Bond ETF
Trading Symbol	PUSH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of June 24, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$3	0.15%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, issuance picked up in the first half of 2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections. Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in housing—driven by an overweight to multifamily housing credits such as Arizona Industrial Development Authority—and underweight positioning in sanitation as spreads widened. The Fund also benefited from +100 basis points of higher yield than the Index, allowing for higher carry return. (One basis point equals 0.01%.)
■
The following detracted most from relative performance during the reporting period: the Fund’s modest yield curve flattener (as the curve steepened); an overweight within healthcare to Westminster Village; and an overweight to dedicated tax, driven by an overweight to New York
Convention Center. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. A yield curve flattener is an interest rate environment in which long-term rates are decreasing more quickly than short-term rates.)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	1.22% (6/24/2024)
Market Price**	1.24% (6/24/2024)
Bloomberg 1 Year Municipal Bond Index	1.32%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	1.71%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns
for the Index are measured from the closest month-end to
the class’s inception date.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 24, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 25,199,827
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,999
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 25,199,827
Number of fund holdings	36
Total advisory fees paid for the year	$ 6,999
Portfolio turnover rate for the year	24%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	14.2
AA	22.5
A	32.9
BBB	14.9
Not Rated	4.0
Cash/Cash Equivalents	11.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since June 24, 2024:
■
Effective on or about October 30, 2024, the Fund’s investment objective will change from “to seek total return through a combination of current income and capital appreciation” to “seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.” The Fund's investment strategies remain the same.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Objectives [Text Block]
Effective on or about October 30, 2024, the Fund’s investment objective will change from “to seek total return through a combination of current income and capital appreciation” to “seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.” The Fund's investment strategies remain the same.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison Focused Mid-Cap ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Mid-Cap ETF
Class Name	PGIM Jennison Focused Mid-Cap ETF
Trading Symbol	PJFM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of December 14, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$32	0.42%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Mid-cap stocks, as represented by the Russell Midcap Index, performed well in aggregate but trailed the large-cap S&P 500 Index.
■
Holdings in consumer discretionary (especially specialty retail), materials (primarily metals & mining), and energy (driven by oil, gas &
consumable fuels) sectors added the most to the Fund’s performance relative to the Index.
■
Stock selection within healthcare (especially biotechnology), information technology (primarily due to semiconductors & semiconductor equipment), and consumer staples (weighted down by food products) sectors were the primary sources of relative weakness as compared to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	11.18% (12/14/2023)
Market Price**	11.18% (12/14/2023)
Russell Midcap Index	20.80%
Broad-Based Securities Market Index: S&P 500 Index*	24.96%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 14, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 11,673,889
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 32,778
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 11,673,889
Number of fund holdings	44
Total advisory fees paid for the year	$ 32,778
Portfolio turnover rate for the year	101%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Insurance	10.3%
Oil, Gas & Consumable Fuels	7.5%
Banks	6.8%
Hotels, Restaurants & Leisure	6.3%
Financial Services	5.6%
Multi-Utilities	5.6%
Aerospace & Defense	4.2%
Semiconductors & Semiconductor Equipment	3.7%
Machinery	3.6%
Containers & Packaging	3.6%
Specialized REITs	3.5%
Specialty Retail	3.4%
Biotechnology	3.4%
Affiliated Mutual Fund - Short-Term Investment	3.2%
Software	3.2%
Metals & Mining	2.9%
Textiles, Apparel & Luxury Goods	2.8%
Industry Classification	% of Net Assets
Health Care Providers & Services	2.6%
Real Estate Management & Development	2.6%
Professional Services	2.5%
Interactive Media & Services	2.0%
Life Sciences Tools & Services	1.9%
Electronic Equipment, Instruments & Components	1.8%
Marine Transportation	1.6%
Consumer Staples Distribution & Retail	1.5%
Health Care Equipment & Supplies	1.5%
Ground Transportation	1.3%
Capital Markets	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since December 14, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison Focused Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value ETF
Class Name	PGIM Jennison Focused Value ETF
Trading Symbol	PJFV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities posted solid results driven by better-than-expected earnings across a broad swath of the market, along with enthusiasm regarding artificial intelligence, the end of US Federal Reserve (Fed) interest rate hikes and the Fed’s shift to an easing stance, continued progress on inflation moving toward the Fed’s sub-2.0% target, and positive growth and resiliency in the US economy.
■
Positions within information technology (driven by technology hardware, storage & peripherals, and semiconductors), healthcare (led by pharmaceuticals and biotechnology), and financials (boosted by banks and capital markets) sectors added the most to the Fund’s very strong performance relative to its Index.
■
Conversely, positions within utilities (led by multi-utilities and electric utilities) and consumer discretionary (driven by automobile components, hotels, and restaurants & leisure) sectors detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	31.43%	22.34% (12/12/2022)
Market Price**	31.48%	22.38% (12/12/2022)
Russell 1000 Value Index	21.15%	12.61%
Broad-Based Securities Market Index: S&P 500 Index*	27.14%	22.31%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 14,662,306
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 90,480
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 14,662,306
Number of fund holdings	36
Total advisory fees paid for the year	$ 90,480
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Banks	14.0%
Pharmaceuticals	7.9%
Oil, Gas & Consumable Fuels	7.2%
Insurance	7.0%
Consumer Staples Distribution & Retail	6.3%
Capital Markets	5.7%
Software	5.7%
Semiconductors & Semiconductor Equipment	5.0%
Biotechnology	4.6%
Electric Utilities	4.3%
Aerospace & Defense	4.3%
Health Care Providers & Services	3.5%
Ground Transportation	3.5%
Chemicals	3.2%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	3.2%
Building Products	2.7%
Automobiles	2.6%
Interactive Media & Services	2.3%
Technology Hardware, Storage & Peripherals	1.9%
Passenger Airlines	1.5%
Multi-Utilities	1.5%
Household Durables	1.0%
Health Care REITs	0.9%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison International Opportunities ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities ETF
Class Name	PGIM Jennison International Opportunities ETF
Trading Symbol	PJIO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison International Opportunities ETF (the “Fund”) for the period of December 14, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities ETF	$64	0.83%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as represented by the MSCI ACWI ex USA Index, advanced during the reporting period, with all regions posting positive results. However, international stocks generally lagged US equities, as represented by the S&P 500 Index. Demand for artificial intelligence infrastructure and GLP1 weight loss and diabetes drugs were important secular trends during the period.
■
Security selection within consumer discretionary (driven by automobiles) and healthcare (led by pharmaceuticals) sectors, along with a large overweight in information technology sector, added the most to the Fund’s performance relative to the Index.
■
Conversely, stock selection within consumer staples (especially personal care products) sector, along with the Fund’s significant overweight in consumer discretionary sector and its underweight in financials sector, detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	16.08% (12/14/2023)
Market Price*	16.50% (12/14/2023)
Broad-Based Securities Market Index: MSCI All Country World ex-US ND Index	16.81%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 14, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 13,349,557
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 68,505
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 13,349,557
Number of fund holdings	29
Total advisory fees paid for the year	$ 68,505
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	19.6%
Textiles, Apparel & Luxury Goods	11.9%
Pharmaceuticals	10.0%
Automobiles	7.9%
Broadline Retail	6.2%
Hotels, Restaurants & Leisure	5.8%
Software	4.7%
Specialty Retail	4.5%
Machinery	4.4%
Banks	4.4%
Aerospace & Defense	3.5%
Electrical Equipment	3.3%
Industry Classification	% of Net Assets
Personal Care Products	3.2%
Electronic Equipment, Instruments & Components	2.8%
Beverages	2.2%
Trading Companies & Distributors	2.0%
Financial Services	1.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%
* Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since December 14, 2023:
■
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Sector Exposure Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to certain economic sectors.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Portfolio Ballast ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Portfolio Ballast ETF
Class Name	PGIM Portfolio Ballast ETF
Trading Symbol	PBL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 27%. US bonds also gained, with the Bloomberg
Intermediate Treasury Index up over 6%. Implied volatility increased slightly during the reporting period, with the CBOE Volatility Index increasing from 13.6 to 15.0.
■
The Fund benefited from equity market appreciation as average equity exposure during the reporting period was 68%, slightly higher than the baseline 60%. Increases in implied volatility (which increase option prices) also contributed to the Fund’s performance during the reporting period.
■
Fixed income exposure also added value during the reporting period, as bonds appreciated over the past year.
■
As expected, option time decay was a drag on performance. Overall, the Fund performed as expected during the reporting period, providing
67% participation in the S&P 500 return during the reporting period.
■
The Fund invests primarily in S&P 500 FLEX long-term call options and SPX futures to generate equity exposure and provide market participation. Additionally, the Fund invests in US Treasury futures (in addition to US Treasuries and cash) to manage targeted duration to help reduce equity downside. These derivatives had a positive impact on the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	17.67%	14.34% (12/12/2022)
Market Price*	17.93%	14.31% (12/12/2022)
Broad-Based Securities Market Index: S&P 500 Index	27.14%	22.31%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 46,620,418
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 136,130
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 46,620,418
Number of fund holdings	11
Total advisory fees paid for the year	$ 136,130
Portfolio turnover rate for the year	127%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	71.7%
Options Purchased	21.8%
Affiliated Mutual Fund - Short-Term Investment	6.6%
100.1%
Liabilities in excess of other assets*	(0.1)%
100.0%
* Includes unsettled variation margin receivable (payable) for futures contracts outstanding, as reported in the Fund's statutory financial statements.
Futures Contracts outstanding at August 31, 2024
(1)

Futures Contracts: Long Positions	% of Net Assets
5 Year U.S. Treasury Notes	29.6%
2 Year U.S. Treasury Notes	12.0%
10 Year U.S. Treasury Notes	7.6%
S&P 500 E-Mini Index	5.5%
20 Year U.S. Treasury Bonds	2.6%
30 Year U.S. Ultra Treasury Bonds	2.5%
59.8%
(1) Represents the current notional amount of the future contracts (USD) as a percentage of net assets as of August 31, 2024.

PGIM AAA CLO ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM AAA CLO ETF
Class Name	PGIM AAA CLO ETF
Trading Symbol	PAAA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Collateralized loan obligation (CLO) AAA spreads rallied approximately 35 basis points during the reporting period. (One basis point equals
0.01%.) The spread-tightening environment was driven by robust demand for the asset class despite elevated supply throughout the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: The portfolio was positioned marginally longer in spread duration relative to the Index. (Spread duration measures the sensitivity of the price—the value of principal—of a bond to a change in credit spreads.) As such, the portfolio benefited from additional price appreciation, as longer spread-duration assets outperformed the shorter end of the term curve. The portfolio’s rating composition largely matched the Index throughout the reporting period.
■
No security or sector factors materially detracted from the Fund’s performance relative to the Index during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.18%	8.10% (7/19/2023)
Market Price**	8.12%	8.10% (7/19/2023)
JP Morgan CLOIE AAA Index	7.65%	7.61%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	6.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Jul. 19, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 432,168,234
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 348,561
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 432,168,234
Number of fund holdings	181
Total advisory fees paid for the year	$ 348,561
Portfolio turnover rate for the year	65%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?
Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	97.9
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch).
Credit
ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Active Aggregate Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Active Aggregate Bond ETF
Class Name	PGIM Active Aggregate Bond ETF
Trading Symbol	PAB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Active Aggregate Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active Aggregate Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. Against the backdrop of a steepening US Treasury yield curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: positioning in AAA collateralized loan obligations, AAA non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities; an overweight to the US investment-grade corporate sector; security selection in mortgage-backed securities and US Treasuries; duration positioning; and credit positioning in midstream energy, banking, electric utilities, and metals & mining. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning; security selection in emerging-markets investment-grade bonds; and credit positioning in telecom, finance companies, and agency CMBS.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps and futures to help manage duration positioning and yield curve exposure. In aggregate, the Fund’s positions in swaps and futures detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.13%	-1.18% (4/12/2021)
Market Price*	8.00%	-1.17% (4/12/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	7.30%	-1.06%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 45,039,804
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 77,962
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 45,039,804
Number of fund holdings	419
Total advisory fees paid for the year	$ 77,962
Portfolio turnover rate for the year	67%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	67.0
AA	5.2
A	9.9
BBB	15.6
BB	0.3
Not Rated	0.1
Cash/Cash Equivalents	1.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Active High Yield Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Active High Yield Bond ETF
Class Name	PGIM Active High Yield Bond ETF
Trading Symbol	PHYL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in automotives, technology, airlines, electric utilities, and other financials; overweights to the US investment-grade corporate, emerging-markets high yield, and
AAA collateralized loan obligation sectors; and an industry underweight to media & entertainment, along with industry overweights to building materials & home construction, electric utilities, and airlines.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in telecom, chemicals, cable & satellite, and media & entertainment; an overweight to the US bank loan sector and an underweight to the US high yield corporate sector; and industry overweights to metals & mining and cable & satellite, along with industry underweights to technology and consumer non-cyclicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions modestly detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	12.15%	4.39%	5.07% (9/24/2018)
Market Price**	11.92%	4.31%	5.06% (9/24/2018)
Bloomberg US High Yield Very Liquid Index	12.54%	3.92%	4.43%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	-0.04%	1.73%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns.
Since
Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 24, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 132,195,847
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 525,648
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 132,195,847
Number of fund holdings	618
Total advisory fees paid for the year	$ 525,648
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	3.2
A	0.3
BBB	4.7
BB	51.4
B	24.3
CCC	11.3
Not Rated	2.7
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2023:
■
Effective March 8, 2024, the Fund's unitary fee was lowered from 0.53% to 0.39% of the Fund’s average daily net assets.
■
Effective March 8, 2024, the Fund’s sub-advisory fee was lowered from 0.265% to 0.195% (sub-advisory fees are not paid directly by the
Fund).
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Adviser [Text Block]	Effective March 8, 2024, the Fund’s sub-advisory fee was lowered from 0.265% to 0.195% (sub-advisory fees are not paid directly by the Fund).
Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Floating Rate Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income ETF
Class Name	PGIM Floating Rate Income ETF
Trading Symbol	PFRL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans posted positive total returns during the reporting period, continuing to benefit from increased evidence of a soft landing, even as the market experienced a historic repricing and refinancing wave. (When central banks raise interest rates just enough to slow the economy and lower inflation without causing a recession, it is known as a soft landing. When they raise rates enough to cause a significant economic slowdown or a recession, it is known as a hard landing.) During the reporting period, loan mutual funds reported inflows of approximately $14 billion. Meanwhile, collateralized loan obligation (CLO) formation remained robust, with a record gross supply of $279 billion through the first eight months of 2024.
■
The following contributed most to the Fund’s performance relative to the Index during the period: overweights in AA CLOs, emerging-markets high yield, and US investment-grade corporate sectors; an underweight to US bank loans; an overweight to, and security selection in, banking;
security selection in automotive; and an underweight to, and security selection in, consumer non-cyclicals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: an overweight to, and security selection in, telecom; security selection in technology; and security selection in media & entertainment.
■
During the reporting period, the Fund held interest rate futures and swaps to help manage its duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) Overall, the Fund’s positions in interest rate futures and swaps had a positive impact on performance during the reporting period. The Fund also participated in credit default swaps to increase or reduce credit risk. The Fund’s positions in credit default swaps also had a positive impact on performance. In addition, the Fund also participated in FX forwards, which had no impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.62%	9.06% (5/17/2022)
Market Price**	10.39%	9.10% (5/17/2022)
Credit Suisse Leveraged Loan Index	9.81%	8.98%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	1.71%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	May 17, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 74,702,530
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 413,968
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 74,702,530
Number of fund holdings	401
Total advisory fees paid for the year	$ 413,968
Portfolio turnover rate for the year	131%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	1.0
AA	8.4
A	5.5
BBB	13.6
BB	29.3
B	37.0
CCC	2.1
CC	0.1
Not Rated	2.9
Cash/Cash Equivalents	0.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Municipal Income Opportunities ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Municipal Income Opportunities ETF
Class Name	PGIM Municipal Income Opportunities ETF
Trading Symbol	PMIO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the period of June 14, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$5	0.25%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve held policy rates steady. Meanwhile, municipal bond issuance picked up in the first half of
2024 due to deferred maintenance and stabilizing project costs amid slowing inflation, moderating economic data, and upcoming elections.
Despite downgraded outlooks for California and Maryland, strong fundamentals (e.g., healthy tax collections, robust rainy-day funds, and upgrades that outpaced downgrades) provided a positive backdrop for demand, and spreads tightened.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: an overweight to healthcare credits and security selection in pre-pay gas.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning as municipal bond rates rallied and an overweight to transportation and tobacco bonds. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) The
Fund’s positions in futures contributed modestly to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	2.77% (6/14/2024)
Market Price**	2.68% (6/14/2024)
Bloomberg 1-15 Year Municipal Index	3.10%
Broad-Based Securities Market Index: Bloomberg Municipal Bond Index*	3.27%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since
Inception
returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Jun. 14, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 14, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 25,576,237
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 13,485
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 25,576,237
Number of fund holdings	34
Total advisory fees paid for the year	$ 13,485
Portfolio turnover rate for the year	28%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	3.9
AA	35.9
A	17.9
BBB	4.7
B	2.0
Not Rated	34.1
Cash/Cash Equivalents	1.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since June 14, 2024:
■
Effective on or about October 30, 2024, the Fund’s investment objective will change from “to seek total return through a combination of current income and capital appreciation“ to “seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.” The Fund's investment strategies remain the same.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2024 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Objectives [Text Block]
Effective on or about October 30, 2024, the Fund’s investment objective will change from “to seek total return through a combination of current income and capital appreciation“ to “seek total return through a combination of current income that is exempt from federal income taxes and capital appreciation.” The Fund's investment strategies remain the same.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Short Duration High Yield ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield ETF
Class Name	PGIM Short Duration High Yield ETF
Trading Symbol	PSH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of December 14, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$32	0.44%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted strong total returns over the reporting period amid resilient economic growth, stable corporate earnings, and light net new supply against inflows into high yield bond mutual funds and exchange-traded funds of approximately $14 billion. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: security selection in healthcare &
pharmaceuticals, cable & satellite, paper & packaging, upstream energy, telecom, airlines, and consumer non-cyclicals; an overweight to the
US investment-grade corporate sector; and industry underweights to telecom and airlines, along with overweights to building materials & home construction and paper & packaging.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in technology, gaming/lodging/leisure, and building materials & home construction; an underweight to the US high yield corporate sector and an overweight to the US bank loan sector; and industry underweights to technology, consumer non-cyclicals, and other financials, along with an industry overweight to cable & satellite.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—
the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) In aggregate, these positions had a positive impact on performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
Since Inception (%)
Net Asset Value (NAV)	6.61% (12/14/2023)
Market Price**	6.74% (12/14/2023)
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index	8.65%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.01%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions
were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 26,586,625
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 75,825
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 26,586,625
Number of fund holdings	253
Total advisory fees paid for the year	$ 75,825
Portfolio turnover rate for the year	52%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	7.5
BBB	5.0
BB	49.3
B	25.2
CCC	6.0
Not Rated	0.7
Cash/Cash Equivalents	6.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Multi-Sector Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond ETF
Class Name	PGIM Short Duration Multi-Sector Bond ETF
Trading Symbol	PSDM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. Against the backdrop of a steepening US Treasury yield curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: positioning in AAA collateralized loan obligations and AAA non-agency commercial mortgage-backed securities (CMBS); security selection in US high yield corporates, non-agency mortgage-backed securities (MBS), and US Treasuries; duration positioning; overweights to the MBS and emerging-markets high yield sectors;
and credit positioning in banking, consumer non-cyclicals, midstream energy, and retailers & restaurants. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in AA-and-below non-agency CMBS and US investment-grade corporates; yield curve positioning; an overweight to the US high yield corporate sector; and
credit positioning in technology.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, the Fund’s positions in swaps, options, and futures detracted from performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	7.97%	7.84% (7/19/2023)
Market Price**	7.91%	7.87% (7/19/2023)
Bloomberg US Government/Credit 1-3 Year Index	6.25%	6.10%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	7.30%	6.09%

*The Fund has added this broad-based index in response to new regulatory requirements.

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than
10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Jul. 19, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 34,558,775
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 119,588
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 34,558,775
Number of fund holdings	265
Total advisory fees paid for the year	$ 119,588
Portfolio turnover rate for the year	71%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	61.2
AA	6.9
A	8.7
BBB	13.6
BB	4.8
B	2.0
CCC	0.4
Not Rated	1.2
Cash/Cash Equivalents	1.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM TOTAL RETURN BOND ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond ETF
Class Name	PGIM Total Return Bond ETF
Trading Symbol	PTRB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve (the Fed) held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets with greater confidence that the Fed’s first rate cut of the current cycle would come in the second half of 2024. Against the backdrop of a steepening US Treasury yield curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following contributed most to the Fund’s performance relative to the Index during the reporting period: positioning in AAA collateralized loan obligations and AAA non-agency commercial mortgage-backed securities (CMBS); security selection in US high yield corporates, US investment-grade corporates, mortgage-backed securities (MBS) and non-agency MBS; overweights to the US investment-grade corporate and emerging-markets high yield sectors, along with an underweight to the MBS sector; and credit positioning in banking, midstream energy, upstream energy, and healthcare & pharmaceuticals.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning; security selection in AA-and-below non-agency CMBS and British pound-denominated high yield corporates; and an overweight to the US high yield corporate sector.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) In aggregate, the Fund’s positions in swaps, options, and futures contributed to performance during the reporting period. In addition, the Fund participated in FX forwards, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2024
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	8.97%	-1.75% (12/2/2021)
Market Price*	8.98%	-1.73% (12/2/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	7.30%	-2.08%

*The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 02, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 279,758,363
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 862,152
Investment Company, Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2024?
Fund’s net assets	$ 279,758,363
Number of fund holdings	860
Total advisory fees paid for the year	$ 862,152
Portfolio turnover rate for the year	114%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2024?

Credit Quality expressed as a percentage of total investments as of 8/31/2024 (%)
AAA	61.4
AA	5.0
A	7.9
BBB	18.5
BB	5.2
B	2.1
CCC	0.5
Not Rated	1.1
Cash/Cash Equivalents	(1.7)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.